                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               ---------------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number:         28-10411
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    Director
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                    February 13, 2006
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 83
                                              -----------------------

Form 13F Information Table Value Total:      $     337,707,313
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Acceptance
Insurance
Companies Inc.      COM          004308102         $574      229,400     SH            Sole          N/A       Sole
Advanced Marketing
Services Inc.       COM          00753T105      $39,150       78,300     SH            Sole          N/A       Sole
Air
France-American
Depository          SPONSORED
Shares              ADR          009119108   $4,851,783      115,905     SH            Sole          N/A       Sole
Alliance One
International Inc.  COM          018772103  $21,397,759    3,030,844     SH            Sole          N/A       Sole
Allied Defense
Group, Inc.         COM          019118108   $7,315,313      344,250     SH            Sole          N/A       Sole
American
Pacific Corp.       COM          028740108   $6,429,825      804,734     SH            Sole          N/A       Sole
Amerigo resources   COM          03074G109     $827,700      445,000     SH            Sole          N/A       Sole
Andersons, Inc.     COM          034164103     $211,950        5,000     SH            Sole          N/A       Sole
Audiovox
Corporation
Class A             CL A         050757103  $17,928,046    1,272,395     SH            Sole          N/A       Sole
Bassett Furniture
Industry            COM          070203104   $9,106,037      557,285     SH            Sole          N/A       Sole
Berkshire Hathaway
- Class B           CL B         084670207     $252,954           69     SH            Sole          N/A       Sole
BKF Capital Group   COM          05548G102   $1,643,714      490,661     SH            Sole          N/A       Sole
Bowl America Inc.
- Class A           CL A         102565108     $731,442       46,148     SH            Sole          N/A       Sole
California First
National Bank
Corp.               COM          130222102   $7,982,562      570,183     SH            Sole          N/A       Sole
Canfor Corporation  COM          137576104   $7,228,857      781,498     SH            Sole          N/A       Sole
Canfor Pulp Income  COM          137582102     $922,310       87,175     SH            Sole          N/A       Sole
CF Industries
Holdings, Inc.      COM          125269100  $29,797,526    1,162,150     SH            Sole          N/A       Sole
Coachmen Industry
Inc.                COM          189873102   $1,636,855      153,805     SH            Sole          N/A       Sole
Comstock
Homebuilding        CL A         205684103   $2,816,064      480,185     SH            Sole          N/A       Sole
Consolidated
Tomoka              COM          210226106     $427,160        5,900     SH            Sole          N/A       Sole
CPAC Inc.           COM          126145101   $3,472,142      406,574     SH            Sole          N/A       Sole
Delta Apparel Inc.  COM          247368103   $6,345,517      371,300     SH            Sole          N/A       Sole
Delta Woodside
Industries          COM          247909203       $8,028      445,975     SH            Sole          N/A       Sole
Dillards Inc.
Class A.            CL A         254067101  $11,006,458      314,740     SH            Sole          N/A       Sole

Dominion Homes,
Inc.                COM          257386102   $5,568,431    1,054,627     SH            Sole          N/A       Sole
Duckwall-ALCO       COM          264142100   $6,476,496      166,064     SH            Sole          N/A       Sole
Enesco Group        COM          292973104     $296,784    1,648,800     SH            Sole          N/A       Sole
Excel Maritime
Carriers            COM          V3267N107     $292,200       20,000     SH            Sole          N/A       Sole
Exide Technologies  COM NEW      302051206   $4,848,153    1,114,518     SH            Sole          N/A       Sole
Exxon Mobil Corp.   COM          30231G102     $536,410        7,000     SH            Sole          N/A       Sole
General Electric
Company             COM          369604103     $241,865        6,500     SH            Sole          N/A       Sole
Handleman Company   COM          410252100   $9,939,376    1,468,150     SH            Sole          N/A       Sole
Head N.V.           NY
                    REGISTRY
                    SH           422070102   $7,686,195    2,077,350     SH            Sole          N/A       Sole
Huttig Building
Products            COM          448451104     $213,187       40,300     SH            Sole          N/A       Sole
IDT Corporation
(IDT.C)             COM          448947101     $238,128       17,600     SH            Sole          N/A       Sole
IDT Corporation
Class B. (IDT)      COM          448947309   $1,308,000      100,000     SH            Sole          N/A       Sole
Integrated Telecom
Express Inc.        COM          45817u994      $30,830      308,300     SH            Sole          N/A       Sole
International
Aluminum Corp.      COM          458884103     $850,688       17,450     SH            Sole          N/A       Sole
International
Shipholding
Corporation         COM NEW      460321201   $2,013,679      149,272     SH            Sole          N/A       Sole
J. Alexanders Corp. COM          466096104   $1,199,464      134,620     SH            Sole          N/A       Sole
John B. Sanfilippo
& Son Inc.          COM          800422107   $4,091,088      333,694     SH            Sole          N/A       Sole
Lodgian Inc.        COM PAR .01  54021P502   $2,152,880      158,300     SH            Sole          N/A       Sole
LQ Corporation      COM          50213T104      $60,788       53,795     SH            Sole          N/A       Sole
MAIR Holdings Inc.  COM          560635104   $9,893,668    1,379,870     SH            Sole          N/A       Sole
Markel Corporation  COM          570535104     $264,055          550     SH            Sole          N/A       Sole
Medallion Financial
Corp.               COM          583928106   $3,094,232      250,140     SH            Sole          N/A       Sole
MI Developments     CL A
Inc.                SUB VTG      55304X104   $5,349,502      149,846     SH            Sole          N/A       Sole
MIIX Group, Inc.    COM          59862V104         $941      313,650     SH            Sole          N/A       Sole
Mod-Pac Corp.       COM          607495108   $1,408,473      128,043     SH            Sole          N/A       Sole
Monarch Cement Co.  COM          609031109    $666,250        20,500     SH            Sole          N/A       Sole
Nathan Famous       COM          632347100   $1,906,560      132,400     SH            Sole          N/A       Sole
National Presto
Inds., Inc.         COM          637215104     $924,992       15,450     SH            Sole          N/A       Sole
National RV
Holdings            COM          637277104   $3,427,623      928,895     SH            Sole          N/A       Sole
Northern Orion      SPONSORED
Resources Inc.      ADR          665575106      $92,598       25,300     SH            Sole          N/A       Sole
Novartis ADR        COM          66987V109     $235,504        4,100     SH            Sole          N/A       Sole
OCA, Inc.           COM          67083Q101      $10,862      724,150     SH            Sole          N/A       Sole
Olympic Steel Inc.  COM          68162K106     $392,360       17,650     SH            Sole          N/A       Sole
Peak International
Ltd.                COM          G69586108   $2,322,986      795,543     SH            Sole          N/A       Sole
Pep Boys - MM&J     COM          713278109     $315,032       21,200     SH            Sole          N/A       Sole
PMA Capital Corp.
Cl. A               CL A         693419202  $25,329,783    2,747,265     SH            Sole          N/A       Sole

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
Pope & Talbot Inc.  COM          732827100   $5,761,004    1,053,200     SH            Sole          N/A       Sole
PXRE Group Ltd.     COM          G73018106   $4,000,493      867,786     SH            Sole          N/A       Sole
Quaker Fabric Corp. COM          747399103   $2,429,520    2,058,915     SH            Sole          N/A       Sole
Quanta Capital
Holdings Ltd.       SHS          G7313F106   $4,759,309    2,213,632     SH            Sole          N/A       Sole
Quipp, Inc.         COM          748802105     $808,006      112,850     SH            Sole          N/A       Sole
Reliant Energy Inc. COM          75952B105   $8,360,454      588,350     SH            Sole          N/A       Sole
Ryerson Inc.        COM          78375P107   $6,688,994      266,600     SH            Sole          N/A       Sole
Ryerson Tull Inc.   COM          78375P107     $306,098       12,200     SH            Sole          N/A       Sole
SCPIE Holdings      COM          78402P104  $11,964,853      457,722     SH            Sole          N/A       Sole
Sea Containers
LTD-CL A            CL A         811371707   $1,639,964    2,342,805     SH            Sole          N/A       Sole
SLM Corporation     COM          78442p106     $277,989        5,700     SH            Sole          N/A       Sole
Southrust Bank      COM          8447HBAE2      $10,517       10,000     SH            Sole          N/A       Sole
Specialty
Underwriters'
Alliance            COM          84751T309   $3,292,405      391,953     SH            Sole          N/A       Sole
Steel Technologies  COM          858147101     $447,525       25,500     SH            Sole          N/A       Sole
Superior
Industries
International Inc.  COM          868168105  $16,382,622      850,162     SH            Sole          N/A       Sole
Tandy Brands
Accessories Inc.    COM          875378101   $2,747,672      234,443     SH            Sole          N/A       Sole
Technology
Solutions           COM NEW      87872T207     $326,717       47,419     SH            Sole          N/A       Sole
Tecumseh Class A.   CL A         878895200   $3,474,927      205,617     SH            Sole          N/A       Sole
Tecumseh Products
Company - Class B   CL B         878895101   $5,295,715      319,019     SH            Sole          N/A       Sole
Terra Industries
Inc.                COM          880915103   $5,105,277      426,150     SH            Sole          N/A       Sole
TOP Tankers, Inc.   COM          Y8897Y107     $226,455       48,700     SH            Sole          N/A       Sole
USEC, Inc.          COM          90333E108   $7,127,652      560,350     SH            Sole          N/A       Sole
Wells Fargo
& Company           COM          949746101     $213,360        6,000     SH            Sole          N/A       Sole